Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Short-Term Tax-Exempt Bond Fund
Entity Central Index Key	0000845376
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class A
Trading Symbol	ASTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class

A shares gained 3.81% for the year ended July 31, 2024. That result compares with a 3.34% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility. High-yield municipals outpaced investment-grade issues by over 5.6%, according to the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Index, respectively.
Each of the fund’s sectors added to the portfolio’s results, with corporates and housing debt returns surpassing those of the overall portfolio. Despite lagging the portfolio’s overall return, non-general obligation
*
government issues, health care and transportation bonds were also meaningful contributors. Duration and curve positioning
†
further supported the fund’s absolute returns. From a rating perspective, investment-grade bonds were most additive to results.
Conversely, duration positioning negatively impacted the fund’s overall results. Holdings in tobacco and education debt detracted somewhat from the broader portfolio’s return while remaining positive.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Yield curve positioning is a strategy where a manager adjusts the bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge) *	1.23%	0.45%	0.78%
American Funds Short-Term Tax-Exempt Bond Fund — Class A (without sales charge) *	3.81	0.96	1.03
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
Bloomberg Municipal Short 1-5 Years Index †	3.34	1.02	1.29
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,906,000,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,906
Total number of portfolio holdings	1,134
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	42%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class T
Trading Symbol	TAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 3.97% for the year ended July 31, 2024. That result compares with a 3.34% gain for the Bloomberg Municipal Short 1-5 Years Index.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility. High-yield municipals outpaced investment-grade issues by over 5.6%, according to the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Index, respectively.
Each of the fund’s sectors added to the portfolio’s results, with corporates and housing debt returns surpassing those of the overall portfolio. Despite lagging the portfolio’s overall return, non-general obligation
*
government issues, health care and transportation bonds were also meaningful contributors. Duration and curve positioning
†
further supported the fund’s absolute returns. From a rating perspective, investment-grade bonds were most additive to results.
Conversely, duration positioning negatively impacted the fund’s overall results. Holdings in tobacco and education debt detracted somewhat from the broader portfolio’s return while remaining positive.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Yield curve positioning is a strategy where a manager adjusts the bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Short-Term Tax-Exempt Bond Fund — Class T (with sales charge) 2	1.39%	0.61%	1.01%
American Funds Short-Term Tax-Exempt Bond Fund — Class T (without sales charge) 2	3.97	1.12	1.36
Bloomberg Municipal Bond Index 3	3.74	1.18	2.24
Bloomberg Municipal Short 1-5 Years Index 3	3.34	1.02	1.38
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,906,000,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,906
Total number of portfolio holdings	1,134
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	42%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class F-1
Trading Symbol	FSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 3.60% for the year ended July 31, 2024. That result compares with a 3.34% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility. High-yield municipals outpaced investment-grade issues by over 5.6%, according to the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Index, respectively.
Each of the fund’s sectors added to the portfolio’s results, with corporates and housing debt returns surpassing those of the overall portfolio. Despite lagging the portfolio’s overall return, non-general obligation
*
government issues, health care and transportation bonds were also meaningful contributors. Duration and curve positioning
†
further supported the fund’s absolute returns. From a rating perspective, investment-grade bonds were most additive to results.
Conversely, duration positioning negatively impacted the fund’s overall results. Holdings in tobacco and education debt detracted somewhat from the broader portfolio’s return while remaining positive.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Yield curve positioning is a strategy where a manager adjusts the bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Short-Term Tax-Exempt Bond Fund — Class F-1 *	3.60%	0.77%	0.82%
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
Bloomberg Municipal Short 1-5 Years Index †	3.34	1.02	1.29
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,906,000,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,906
Total number of portfolio holdings	1,134
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	42%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class F-2
Trading Symbol	ASTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 3.93% for the year ended July 31, 2024. That result compares with a 3.34% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility. High-yield municipals outpaced investment-grade issues by over 5.6%, according to the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Index, respectively.
Each of the fund’s sectors added to the portfolio’s results, with corporates and housing debt returns surpassing those of the overall portfolio. Despite lagging the portfolio’s overall return, non-general obligation
*
government issues, health care and transportation bonds were also meaningful contributors. Duration and curve positioning
†
further supported the fund’s absolute returns. From a rating perspective, investment-grade bonds were most additive to results.
Conversely, duration positioning negatively impacted the fund’s overall results. Holdings in tobacco and education debt detracted somewhat from the broader portfolio’s return while remaining positive.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Yield curve positioning is a strategy where a manager adjusts the bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
American Funds Short-Term Tax-Exempt Bond Fund — Class F-2 *	3.93%	1.08%	1.11%
Bloomberg Municipal Bond Index †	3.74	1.18	2.47
Bloomberg Municipal Short 1-5 Years Index †	3.34	1.02	1.29
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,906,000,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,906
Total number of portfolio holdings	1,134
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	42%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to
D (lo
west), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class F-3
Trading Symbol	SFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 4.00% for the year ended July 31, 2024. That result compares with a 3.34% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility. High-yield municipals outpaced investment-grade issues by over 5.6%, according to the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Index, respectively.
Each of the fund’s sectors added to the portfolio’s results, with corporates and housing debt returns surpassing those of the overall portfolio. Despite lagging the portfolio’s overall return, non-general obligation
*
government issues, health care and transportation bonds were also meaningful contributors. Duration and curve positioning
†
further supported the fund’s absolute returns. From a rating perspective, investment-grade bonds were most additive to results.
Conversely, duration positioning negatively impacted the fund’s overall results. Holdings in tobacco and education debt detracted somewhat from the broader portfolio’s return while remaining positive.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Yield curve positioning is a strategy where a manager adjusts the bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Short-Term Tax-Exempt Bond Fund — Class F-3 2	4.00%	1.15%	1.44%
Bloomberg Municipal Bond Index 3	3.74	1.18	2.39
Bloomberg Municipal Short 1-5 Years Index 3	3.34	1.02	1.45
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,906,000,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,906
Total number of portfolio holdings	1,134
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	42%

Holdings [Text Block]
Portfolio quality summary
*

*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

American Funds Short-Term Tax-Exempt Bond Fund® Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Short-Term Tax-Exempt Bond Fund®
Class Name	Class R-6
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Short-Term Tax-Exempt Bond Fund (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 4.00% for the year ended July 31, 2024. That result compares with a 3.34% gain for the Bloomberg Municipal Short 1-5 Years Index.
What factors influenced results
Toward the end of 2023, the municipal bond market rallied alongside declining U.S. Treasury yields. With investors in the market more willing to take on risk during the last year, lower quality bonds significantly outpaced their higher quality counterparts, despite the elevated rate volatility. High-yield municipals outpaced investment-grade issues by over 5.6%, according to the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Index, respectively.
Each of the fund’s sectors added to the portfolio’s results, with corporates and housing debt returns surpassing those of the overall portfolio. Despite lagging the portfolio’s overall return, non-general obligation
*
government issues, health care and transportation bonds were also meaningful contributors. Duration and curve positioning
†
further supported the fund’s absolute returns. From a rating perspective, investment-grade bonds were most additive to results.
Conversely, duration positioning negatively impacted the fund’s overall results. Holdings in tobacco and education debt detracted somewhat from the broader portfolio’s return while remaining positive.
*
A general obligation bond is a municipal bond backed solely by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project.
†
Yield curve positioning is a strategy where a manager adjusts the bond portfolio to seek to profit from an expected change in the yield curve, which is a line that plots the yields or interest rates of bonds that have equal credit quality but different maturity dates.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Short-Term Tax-Exempt Bond Fund — Class R-6 2	4.00%	1.15%	1.43%
Bloomberg Municipal Bond Index 3	3.74	1.18	2.40
Bloomberg Municipal Short 1-5 Years Index 3	3.34	1.02	1.42
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on March 17, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 17, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,906,000,000
Holdings Count | Holding	1,134
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,906
Total number of portfolio holdings	1,134
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	42%

Holdings [Text Block]
Portfolio quality summary
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*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.